General (Details) - Forecast [Member] - USD ($) $ in Millions	Apr. 04, 2022	May 12, 2022
General (Details) [Line Items]
Gross proceeds, offering	$ 15.6
Underwriting discounts and commissions	$ 14.2
Cash and cash equivalents		$ 14.3